22. SUPPLEMENTAL FINANCIAL INFORMATION (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplemental cash flow disclosure:
Interest paid	$ (5)	$ (3)
Income taxes paid	$ 0	$ 0